Statements of changes in equity (Parenthetical) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Interim dividend (in dollars per share)	$ 0.94	$ 0.94	$ 0.94
Interim dividend	$ 3,239	$ 3,213	$ 3,150
Final dividend (in dollars per share)		$ 0.94	$ 0.94	$ 0.94
Final dividend		$ 3,227	$ 3,187	$ 3,141
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%	30.00%
Parent Entity
Interim dividend (in dollars per share)	$ 0.94	$ 0.94
Interim dividend	$ 3,241	$ 3,218
Final dividend (in dollars per share)		$ 0.94	$ 0.94
Final dividend		$ 3,229	$ 3,191
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%